Segment Information (Tables)	12 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Schedule of Selected P&L, Liabilities and Assets Information by Segment

The selected P&L and assets information by segment, which were measured in accordance with the same accounting practices used in the preparation of the financial statements, are as follows:

	2025
			Agricultural activity
	Total	Real estate	Grains	Cotton	Sugarcane	Cattle raising	Others (a)	Corporate

Net revenue	877,443	9,325	431,978	87,890	322,189	25,470	591	-
Gain from sale of farm	180,086	180,086	-	-	-	-	-	-
Changes in fair value of biological assets	122,671	-	71,798	(5,421)	41,812	17,728	(3,246)	-
Reversal of provision for agricultural products after harvest	(8,069)	-	(5,732)	(2,174)	-	-	(163)	-
Cost of sales	(833,910)	(2,151)	(422,135)	(82,544)	(284,684)	(23,805)	(18,591)	-
Gross income	338,221	187,260	75,909	(2,249)	79,317	19,393	(21,409)	-
Operating income (expenses)
Selling expenses	(59,511)	(6,927)	(38,722)	(13,369)	(27)	(466)	-	-
General and administrative expenses	(67,488)	-	-	-	-	-	-	(67,488)
Other operating income	(4,753)	-	-	-	-	-	-	(4,753)
Equity in results of associates	(1,424)	-	-	-	-	-	-	(1,424)
Operating income (loss)	205,045	180,333	37,187	(15,618)	79,290	18,927	(21,409)	(73,665)
Financial income	337,510	154,412	64,522	8,559	6,021	947	-	103,049
Financial expenses	(417,906)	(190,499)	(33,249)	(2,007)	(17,857)	(2,018)	-	(172,276)
Net income (loss) before taxes	124,649	144,246	68,460	(9,066)	67,454	17,856	(21,409)	(142,892)
Income and social contribution taxes	13,371	(13,326)	(23,276)	3,082	(22,934)	(6,071)	7,279	68,617
Net income (loss) for the year	138,020	130,920	45,184	(5,984)	44,520	11,785	(14,130)	(74,275)
Total assets	3,834,877	2,375,913	437,265	129,965	255,144	68,279	80,913	487,398
Total liabilities	1,657,148	450,229	327,525	(152)	6,101	-	-	873,445

(a)	Amount mostly related to the allocation of labor and other costs in the farm support area and costs with waste disposal and other products (millet, sorghum).
	2024
			Agricultural activity
	Total	Real estate	Grains	Cotton	Sugarcane	Cattle raising	Other	Corporate

Net revenue	771,126	14,284	410,788	77,971	236,393	29,599	2,091	-
Gain from sale of farm	248,375	248,375	-	-	-	-	-	-
Gain (loss) on fair value of biological assets and agricultural products	40,499	-	27,213	4,798	21,996	(6,704)	(6,804)	-
Reversal of provision for agricultural products after harvest	(1,091)	-	(552)	(393)	-	-	(146)	-
Cost of sales	(747,019)	(2,107)	(401,745)	(73,519)	(212,925)	(30,026)	(26,697)	-
Gross income	311,890	260,552	35,704	8,857	45,464	(7,131)	(31,556)	-
Operating income (expenses)
Selling expenses	(55,064)	-	(38,741)	(9,494)	(144)	(428)	(6,257)	-
General and administrative expenses	(65,534)	-	-	-	-	-	-	(65,534)
Other operating income	(5,427)	-	-	-	-	-	-	(5,427)
Equity pickup	(58)	-	-	-	-	-	-	(58)
Operating income (loss)	185,807	260,552	(3,037)	(637)	45,320	(7,559)	(37,813)	(71,019)
Financial income	312,916	152,042	84,695	6,215	4,071	801	-	65,092
Financial expenses	(307,208)	(107,051)	(30,841)	(4,458)	(6,931)	(808)	-	(157,119)
Net income (loss) before taxes	191,515	305,543	50,817	1,120	42,460	(7,566)	(37,813)	(163,046)
Income and social contribution taxes	35,352	(19,247)	(17,278)	(381)	(14,436)	2,572	12,857	71,265
Net income (loss) for the year	226,867	286,296	33,539	739	28,024	(4,994)	(24,956)	(91,781)
Total assets	3,605,082	2,352,537	347,363	94,603	252,622	44,392	57,436	456,129
Total liabilities	1,425,403	394,973	169,670	9,400	26,080	-	-	825,280
	2023
			Agricultural activity
	Total	Real estate	Grains	Cotton	Sugarcane	Cattle raising	Other	Corporate

Net revenue	903,372	14,893	579,018	38,195	244,830	24,807	1,629	-
Gain from sale of farm	346,065	346,065	-	-	-	-	-	-
Gain (loss) on fair value of biological assets and agricultural products	78,238	-	111,304	(3,631)	(6,903)	(13,824)	(8,708)	-
Reversal of provision for agricultural products after harvest	(47,708)	-	(47,168)	(509)	-	-	(31)	-
Cost of sales	(886,225)	(6,190)	(556,554)	(34,565)	(242,165)	(25,536)	(21,215)	-
Gross income	393,742	354,768	86,600	(510)	(4,238)	(14,553)	(28,325)	-
Operating income (expenses)
Selling expenses	(41,008)	(2,190)	(33,633)	(3,394)	(1,068)	(553)	(170)	-
General and administrative expenses	(65,792)	-	-	-	-	-	-	(65,792)
Other operating income	(11,049)	-	-	-	-	-	-	(11,049)
Equity pickup	(70)	-	-	-	-	-	-	(70)
Operating income (loss)	275,823	352,578	52,967	(3,904)	(5,306)	(15,106)	(28,495)	(76,911)
Financial income	330,491	67,985	54,009	759	9,690	2,470	-	195,578
Financial expenses	(324,605)	(116,861)	(46,777)	(1,440)	(158)	(642)	-	(158,727)
Net income (loss) before taxes	281,709	303,702	(60,199)	(4,585)	4,226	(13,278)	(28,495)	(40,060)
Income and social contribution taxes	(13,173)	(5,912)	(20,468)	1,559	(1,437)	4,515	9,689	(1,119)
Net income (loss) for the year	268,536	297,790	39,731	(3,026)	2,789	(8,763)	(18,806)	(41,179)
Total assets	3,508,075	1,418,129	259,859	34,347	97,393	54,271	106,479	1,537,597
Total liabilities	1,310,933	473,999	86,120	8	555,081	-	-	195,725

Schedule of Revenues and Noncurrent Assets

Revenues and noncurrent assets, excluding financial instruments, income tax and social contribution, deferred assets and rights arising from insurance contracts of the Consolidated, are distributed as follows:

	Brazil			Paraguay and Bolivia
	2025	2024	2023	2025	2024	2023
Net revenue	813,303	693,617	815,589	64,140	77,509	87,783
Non-current	1,665,648	1,411,720	1,260,255	466,077	459,639	394,547